SUBSEQUENT EVENTS (Detail Textuals)	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($) Investor shares	Aug. 31, 2018 USD ($) shares	Nov. 30, 2017 USD ($)	Nov. 30, 2018 USD ($)
Subsequent Event [Line Items]
Number of common stock shares issued | shares		305,000
Value of common stock shares issued | $		$ 30,500	$ 20,000	$ 30,500
Subsequent event
Subsequent Event [Line Items]
Number of unrelated investors | Investor	10
Number of common stock shares issued | shares	1,100,000
Value of common stock shares issued | $	$ 22,000